Subordinated borrowings and borrowings (Tables)	6 Months Ended
Jun. 30, 2024
Statement [LineItems]
Summary of Borrowings
The table below shows the split of total borrowings into capital funding and operational funding:

EUR millions	June 30, 2024	December 31, 2023

Capital funding	1,487	763
Operational funding	1,431	1,593
Total borrowings	2,918	2,356